UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08349

Name of Fund: BlackRock MuniHoldings Florida Insured Fund (MFL)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive
      Officer, BlackRock MuniHoldings Florida Insured Fund, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2008

Date of reporting period: 09/01/2007 - 11/30/2007

Item 1 - Schedule of Investments

BlackRock MuniHoldings Florida Insured Fund
Schedule of Investments as of November 30, 2007 (Unaudited)       (in Thousands)

                        Face
                      Amount  Municipal Bonds                                                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
Arizona - 1.2%      $  6,465  Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, 5% due 12/01/2032      $   6,233
-----------------------------------------------------------------------------------------------------------------------------------
District of            2,050  Metropolitan Washington Airports Authority, D.C., Airport System Revenue Bonds, AMT,
Columbia - 0.4%               Series A, 5.25% due 10/01/2032 (h)                                                              2,071
-----------------------------------------------------------------------------------------------------------------------------------
Florida - 146.9%       6,600  Alachua County, Florida, School Board, COP, 5.25% due 7/01/2029 (b)                             6,891
                    ---------------------------------------------------------------------------------------------------------------
                              Bay County, Florida, Sales Tax Revenue Bonds (b):
                       3,490      5% due 9/01/2025                                                                            3,669
                       3,665      5% due 9/01/2026                                                                            3,842
                    ---------------------------------------------------------------------------------------------------------------
                       4,190  Beacon Tradeport Community Development District, Florida, Special Assessment Revenue
                              Refunding Bonds (Commercial Project), Series A, 5.625% due 5/01/2032 (k)                        4,288
                    ---------------------------------------------------------------------------------------------------------------
                       4,500  Brevard County, Florida, School Board, COP, Series A, 5% due 7/01/2030 (h)                      4,610
                    ---------------------------------------------------------------------------------------------------------------
                       8,000  Broward County, Florida, Educational Facilities Authority Revenue Bonds
                              (Nova Southeastern University), 5% due 4/01/2031 (n)                                            8,253
                    ---------------------------------------------------------------------------------------------------------------
                       4,150  Broward County, Florida, HFA, S/F Mortgage Revenue Refunding Bonds, AMT,
                              Series E, 5.90% due 10/01/2039 (e)(g)                                                           4,472
                    ---------------------------------------------------------------------------------------------------------------
                       3,000  Cape Coral, Florida, Special Obligation Revenue Bonds, 5% due 10/01/2030 (a)                    3,108
                    ---------------------------------------------------------------------------------------------------------------
                       1,320  Clay County, Florida, School Board, COP (Master Lease Program), 5.75% due 7/01/2010 (a)(j)      1,412
                    ---------------------------------------------------------------------------------------------------------------
                         900  Collier County, Florida, IDA, IDR, Refunding (Southern States Utilities), AMT, 6.50% due
                              10/01/2025                                                                                        900
                    ---------------------------------------------------------------------------------------------------------------
                       2,000  Deltona, Florida, Transportation Capital Improvement Revenue Bonds, 5.125% due
                              10/01/2026 (a)                                                                                  2,109
                    ---------------------------------------------------------------------------------------------------------------
                              Emerald Coast, Florida, Utilities Authority, System Revenue Bonds (h):
                       1,130      5.25% due 1/01/2026                                                                         1,197
                       1,560      5.25% due 1/01/2036                                                                         1,639
                    ---------------------------------------------------------------------------------------------------------------
                              Escambia County, Florida, HFA, S/F Mortgage Revenue Refunding Bonds
                              (Multi-County Program), AMT, Series A (a)(i):
                          80      6.30% due 10/01/2020                                                                           81
                         305      6.375% due 10/01/2026                                                                         308
                    ---------------------------------------------------------------------------------------------------------------
                       1,835  Flagler County, Florida, Capital Improvement Revenue Bonds, 5% due 10/01/2035 (a)               1,890
                    ---------------------------------------------------------------------------------------------------------------
                              Florida HFA, Homeowner Mortgage Revenue Refunding Bonds, AMT, Series 2 (a):
                       1,350      5.75% due 7/01/2014                                                                         1,363
                      10,025      5.90% due 7/01/2029                                                                        10,204
                    ---------------------------------------------------------------------------------------------------------------
                      12,000  Florida Higher Educational Facilities Financing Authority Revenue Bonds
                              (Flagler College, Inc. Project), 5.25% due 11/01/2036 (q)                                      12,610
-----------------------------------------------------------------------------------------------------------------------------------

Portfolio Abbreviations

To simplify the listings of BlackRock MuniHoldings Florida Insured Fund's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT       Alternative Minimum Tax
COP       Certificates of Participation
GO        General Obligation Bonds
HFA       Housing Finance Agency
IDA       Industrial Development Authority
IDR       Industrial Development Revenue Bonds
M/F       Multi-Family
S/F       Single-Family
VRDN      Variable Rate Demand Notes

BlackRock MuniHoldings Florida Insured Fund
Schedule of Investments as of November 30, 2007 (Unaudited)       (in Thousands)

                        Face
                      Amount  Municipal Bonds                                                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
                              Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, AMT:
                    $  5,375      Series 3, 5.15% due 7/01/2038 (e)(g)                                                    $   5,334
                       5,925      Series 11, 5.95% due 1/01/2032 (c)                                                          6,024
                    ---------------------------------------------------------------------------------------------------------------
                         755  Florida Housing Finance Corporation, Homeowner Mortgage Revenue Refunding Bonds, AMT,
                              Series 4, 6.25% due 7/01/2022 (c)                                                                 787
                    ---------------------------------------------------------------------------------------------------------------
                       2,055  Florida Housing Finance Corporation, Housing Revenue Bonds
                              (Waverly Apartments), AMT, Series C-1, 6.30% due 7/01/2030 (c)                                  2,148
                    ---------------------------------------------------------------------------------------------------------------
                              Florida Municipal Loan Council Revenue Bonds, Series B (a):
                       1,285      5.375% due 11/01/2025                                                                       1,345
                       4,150      5.375% due 11/01/2030                                                                       4,341
                    ---------------------------------------------------------------------------------------------------------------
                       3,750  Florida State Board of Education, Capital Outlay, GO, Public Education, Refunding,
                              Series D, 5.75% due 6/01/2022 (c)                                                               3,972
                    ---------------------------------------------------------------------------------------------------------------
                       1,000  Florida State Board of Education, Capital Outlay, GO, Public Education, Series C, 5.75%
                              due 6/01/2010 (h)(j)                                                                            1,069
                    ---------------------------------------------------------------------------------------------------------------
                       2,200  Florida State Board of Regents, Housing Revenue Bonds (University of Central Florida),
                              5.25% due 10/01/2026 (h)                                                                        2,292
                    ---------------------------------------------------------------------------------------------------------------
                       3,505  Florida State Department of Management Services, Division Facilities Management Revenue
                              Bonds (Florida Facilities Pool), Series A, 6% due 9/01/2010 (b)(j)                              3,789
                    ---------------------------------------------------------------------------------------------------------------
                       2,900  Florida State Governmental Utility Authority, Utility Revenue Bonds (Lehigh Utility System),
                              5.125% due 10/01/2033 (b)                                                                       2,984
                    ---------------------------------------------------------------------------------------------------------------
                      11,390  Hernando County, Florida, School Board, COP, 5% due 7/01/2030 (a)                              11,694
                    ---------------------------------------------------------------------------------------------------------------
                       7,285  Highlands County, Florida, Health Facilities Authority, Hospital Revenue Bonds
                              (Adventist Health System), Series C, 5.25% due 11/15/2036                                       7,357
                    ---------------------------------------------------------------------------------------------------------------
                       6,340  Hillsborough County, Florida, HFA, S/F Mortgage Revenue Bonds, AMT, Series 1, 5.375%
                              due 10/01/2049 (e)(g)                                                                           6,614
                    ---------------------------------------------------------------------------------------------------------------
                       9,500  Hillsborough County, Florida, IDA, Hospital Revenue Bonds (H. Lee Moffitt Cancer Center
                              Project), Series A, 5.25% due 7/01/2037                                                         9,443
                    ---------------------------------------------------------------------------------------------------------------
                       3,425  Hillsborough County, Florida, Port District Revenue Bonds (Tampa Port Authority Project),
                              AMT, 5% due 6/01/2036 (a)                                                                       3,436
                    ---------------------------------------------------------------------------------------------------------------
                              Hillsborough County, Florida, School Board, COP (a)(j):
                       6,600      5.375% due 7/01/2009                                                                        6,814
                      33,400      6% due 7/01/2009                                                                           35,120
                    ---------------------------------------------------------------------------------------------------------------
                       1,300  Indian River County, Florida, Water and Sewer Revenue Refunding Bonds,
                              Series A, 5.25% due 9/01/2018 (h)                                                               1,341
                    ---------------------------------------------------------------------------------------------------------------
                       1,800  Jacksonville, Florida, Economic Development Commission, Health Care Facilities Revenue Bonds
                              (Mayo Clinic-Jacksonville), Series A, 5.50% due 11/15/2036 (a)                                  1,911
                    ---------------------------------------------------------------------------------------------------------------
                       7,305  Jacksonville, Florida, Guaranteed Entitlement Revenue Refunding and Improvement Bonds,
                              5.25% due 10/01/2032 (h)                                                                        7,648
                    ---------------------------------------------------------------------------------------------------------------

BlackRock MuniHoldings Florida Insured Fund
Schedule of Investments as of November 30, 2007 (Unaudited)       (in Thousands)

                        Face
                      Amount  Municipal Bonds                                                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
                    $  1,000  Jacksonville, Florida, HFA, Homeowner Mortgage Revenue Refunding Bonds, AMT,
                              Series A-1, 5.625% due 10/01/2039 (g)                                                       $   1,034
                    ---------------------------------------------------------------------------------------------------------------
                      14,100  Jacksonville, Florida, Health Facilities Authority, Hospital Revenue Bonds
                              (Baptist Medical Center Project), 5% due 8/15/2037 (c)                                         14,272
                    ---------------------------------------------------------------------------------------------------------------
                       1,870  Jacksonville, Florida, Port Authority, Seaport Revenue Bonds, AMT, 5.625% due 11/01/2026 (a)    1,936
                    ---------------------------------------------------------------------------------------------------------------
                              Jacksonville, Florida, Sales Tax Revenue Bonds:
                       2,000      5.50% due 10/01/2016 (b)                                                                    2,151
                       3,800      5.50% due 10/01/2018 (b)                                                                    4,045
                      11,400      5% due 10/01/2027 (a)                                                                      11,793
                    ---------------------------------------------------------------------------------------------------------------
                       1,500  Jacksonville, Florida, Water and Sewer Revenue Bonds (United Water Florida Project),
                              AMT, 6.35% due 8/01/2025 (b)                                                                    1,503
                    ---------------------------------------------------------------------------------------------------------------
                       4,225  Lee County, Florida, Capital Revenue Bonds, 5.25% due 10/01/2023 (b)                            4,511
                    ---------------------------------------------------------------------------------------------------------------
                              Lee County, Florida, HFA, S/F Mortgage Revenue Bonds (Multi-County Program), AMT (g):
                          80      Series A-1, 7.20% due 3/01/2033                                                                81
                       8,300      Series A-2, 6% due 9/01/2040 (e)                                                            9,174
                    ---------------------------------------------------------------------------------------------------------------
                         325  Lee County, Florida, HFA, S/F Mortgage Revenue Refunding Bonds, AMT,
                              Series A-2, 6.30% due 3/01/2029 (e)(g)                                                            328
                    ---------------------------------------------------------------------------------------------------------------
                       7,375  Lee County, Florida, School Board, COP, Series A, 5% due 8/01/2025 (c)                          7,696
                    ---------------------------------------------------------------------------------------------------------------
                              Lee Memorial Health System, Florida, Hospital Revenue Bonds, Series A:
                       3,170       5% due 4/01/2032                                                                           3,161
                       9,000       5% due 4/01/2032 (b)                                                                       9,147
                    ---------------------------------------------------------------------------------------------------------------
                              Leesburg, Florida, Capital Improvement Revenue Bonds (h):
                       1,605      5.25% due 10/01/2027                                                                        1,693
                       3,425      5.25% due 10/01/2034                                                                        3,589
                    ---------------------------------------------------------------------------------------------------------------
                       4,345  Manatee County, Florida, HFA, Homeowner Revenue Bonds, AMT, Series A,
                              5.90% due 9/01/2040 (e)(g)                                                                      4,691
                    ---------------------------------------------------------------------------------------------------------------
                         345  Manatee County, Florida, HFA, S/F Mortgage Revenue Refunding Bonds, AMT,
                              Sub-Series 1, 6.25% due 11/01/2028 (d)                                                            349
                    ---------------------------------------------------------------------------------------------------------------
                       3,675  Marco Island, Florida, Utility System Revenue Bonds, 5% due 10/01/2033 (a)                      3,772
                    ---------------------------------------------------------------------------------------------------------------
                       5,990  Martin County, Florida, Utilities System Revenue Bonds, 5.125% due 10/01/2033 (b)               6,164
                    ---------------------------------------------------------------------------------------------------------------
                              Miami Beach, Florida, Stormwater Revenue Bonds (h):
                       1,630      5.75% due 9/01/2016                                                                         1,746
                       1,000      5.25% due 9/01/2020                                                                         1,050
                       4,400      5.25% due 9/01/2025                                                                         4,581
                       1,910      5.375% due 9/01/2030                                                                        1,995
                    ---------------------------------------------------------------------------------------------------------------
                              Miami Beach, Florida, Water and Sewer Revenue Bonds (b):
                       2,690      5.625% due 9/01/2018                                                                        2,854
                      10,600      5.75% due 9/01/2025                                                                        11,198
                    ---------------------------------------------------------------------------------------------------------------
                       7,115  Miami, Florida, Special Obligation Revenue Bonds (Street and Sidewalk Improvement Program),
                              5% due 1/01/2037 (a)                                                                            7,233
                    ---------------------------------------------------------------------------------------------------------------

BlackRock MuniHoldings Florida Insured Fund
Schedule of Investments as of November 30, 2007 (Unaudited)       (in Thousands)

                        Face
                      Amount  Municipal Bonds                                                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
                              Miami-Dade County, Florida, Aviation Revenue Bonds AMT, Series A:
                    $ 10,010      5% due 10/01/2033 (c)                                                                   $  10,022
                       9,705      5.125% due 10/01/2035 (c)                                                                   9,760
                       6,000      (Miami International Airport), 6% due 10/01/2024 (h)                                        6,336
                      10,000      (Miami International Airport), 6% due 10/01/2029 (h)                                       10,559
                    ---------------------------------------------------------------------------------------------------------------
                       4,700  Miami-Dade County, Florida, Aviation Revenue Refunding Bonds (Miami International Airport),
                              AMT, Series A, 5% due 10/01/2040 (q)                                                            4,644
                    ---------------------------------------------------------------------------------------------------------------
                              Miami-Dade County, Florida, Educational Facilities Authority Revenue Bonds (University of
                              Miami), Series A (b)(j):
                       5,000      5.75% due 4/01/2010                                                                         5,325
                      19,425      6% due 4/01/2010                                                                           20,797
                    ---------------------------------------------------------------------------------------------------------------
                              Miami-Dade County, Florida, Expressway Authority, Toll System Revenue Bonds, Series B (h):
                       8,995      5.25% due 7/01/2027                                                                         9,449
                      12,640      5% due 7/01/2033                                                                           12,960
                    ---------------------------------------------------------------------------------------------------------------
                      12,250  Miami-Dade County, Florida, Expressway Authority, Toll System Revenue Refunding Bonds,
                              5.125% due 7/01/2025 (h)                                                                       12,822
                    ---------------------------------------------------------------------------------------------------------------
                       6,705  Miami-Dade County, Florida, GO (Parks Program), 6% due 11/01/2024 (h)                           7,039
                    ---------------------------------------------------------------------------------------------------------------
                       5,500  Miami-Dade County, Florida, HFA, Home Ownership Mortgage Revenue Bonds, AMT,
                              Series A, 5.55% due 10/01/2049 (e)(g)                                                           5,822
                    ---------------------------------------------------------------------------------------------------------------
                       2,185  Miami-Dade County, Florida, HFA, M/F Mortgage Revenue Bonds (Marbrisa Apartments Project),
                              AMT, Series 2A, 6% due 8/01/2026 (c)                                                            2,279
                    ---------------------------------------------------------------------------------------------------------------
                              Miami-Dade County, Florida, IDA, IDR (b):
                       5,100      (Airis Miami II LLC Project), AMT, 6% due 10/15/2019                                        5,322
                       3,280      (BAC Funding Corporation Project), Series A, 5.25% due 10/01/2020                           3,476
                    ---------------------------------------------------------------------------------------------------------------
                              Miami-Dade County, Florida, Solid Waste System Revenue Bonds:
                       2,945      5.50% due 10/01/2015 (c)                                                                    3,166
                       3,105      5.50% due 10/01/2016 (c)                                                                    3,339
                       8,800      5.25% due 10/01/2030 (a)                                                                    9,273
                    ---------------------------------------------------------------------------------------------------------------
                       5,175  Nassau County, Florida, Water and Sewer System Revenue Bonds, 5.125% due 9/01/2033 (a)          5,324
                    ---------------------------------------------------------------------------------------------------------------
                         300  Orange County, Florida, HFA, S/F Mortgage Revenue Bonds, AMT, 6.85% due 10/01/2027 (g)            300
                    ---------------------------------------------------------------------------------------------------------------
                              Orange County, Florida, Health Facilities Authority, Hospital Revenue Bonds
                              (Orlando Regional Healthcare):
                       9,220      6% due 12/01/2012 (j)                                                                      10,301
                       5,000      Series A, 6.25% due 10/01/2018 (a)                                                          5,928
                    ---------------------------------------------------------------------------------------------------------------
                              Orange County, Florida, School Board, COP:
                       1,300      5.50% due 8/01/2025 (b)                                                                     1,366
                       4,500      Series A, 5% due 8/01/2032 (h)                                                              4,642
                    ---------------------------------------------------------------------------------------------------------------
                      31,745  Orange County, Florida, Tourist Development, Tax Revenue Bonds, 5.75% due 10/01/2009 (b)(j)    33,141
                    ---------------------------------------------------------------------------------------------------------------
                       5,335  Orange County, Florida, Tourist Development, Tax Revenue Refunding Bonds, 5% due
                              10/01/2029 (b)                                                                                  5,495
                    ---------------------------------------------------------------------------------------------------------------

BlackRock MuniHoldings Florida Insured Fund
Schedule of Investments as of November 30, 2007 (Unaudited)       (in Thousands)

                        Face
                      Amount  Municipal Bonds                                                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
                              Orlando and Orange County, Florida, Expressway Authority Revenue Bonds, Series B (b):
                    $  3,250      5% due 7/01/2030                                                                        $   3,339
                      37,550      5% due 7/01/2035                                                                           38,374
                    ---------------------------------------------------------------------------------------------------------------
                       3,155  Osceola County, Florida, Infrastructure Sales Surplus Tax Revenue Bonds, 5.375% due
                              10/01/2018 (b)                                                                                  3,390
                    ---------------------------------------------------------------------------------------------------------------
                       5,560  Osceola County, Florida, Tourist Development Tax Revenue Bonds, Series A, 5.50% due
                              10/01/2027 (h)                                                                                  5,911
                    ---------------------------------------------------------------------------------------------------------------
                       6,115  Palm Beach County, Florida, School Board, COP, Refunding, Series B, 5.375% due 8/01/2017 (b)    6,556
                    ---------------------------------------------------------------------------------------------------------------
                              Palm Beach County, Florida, School Board, COP, Series A:
                       5,070      6% due 8/01/2010 (h)(j)                                                                     5,466
                      13,205      6.25% due 8/01/2010 (h)(j)                                                                 14,320
                      13,500      5% due 8/01/2031 (c)                                                                       13,901
                    ---------------------------------------------------------------------------------------------------------------
                       3,000  Panama City, Florida, Water and Sewer Revenue Bonds, Series B, 5.25% due 10/01/2022 (a)         3,235
                    ---------------------------------------------------------------------------------------------------------------
                       2,070  Pembroke Pines, Florida, Public Improvement Revenue Bonds, Series A, 5% due 10/01/2034 (b)      2,129
                    ---------------------------------------------------------------------------------------------------------------
                       9,885  Polk County, Florida, School Board COP, Master Lease, Series A, 5.50% due 1/01/2025 (c)        10,390
                    ---------------------------------------------------------------------------------------------------------------
                              Port St. Lucie, Florida, Utility Revenue Bonds (a):
                       1,280      5.25% due 9/01/2026                                                                         1,365
                       1,345      5.25% due 9/01/2027                                                                         1,414
                    ---------------------------------------------------------------------------------------------------------------
                              Saint Johns County, Florida, IDA, IDR, Refunding (Professional Golf Project) (a):
                       1,275      5.50% due 9/01/2015                                                                         1,380
                       1,345      5.50% due 9/01/2016                                                                         1,456
                       1,420      5.50% due 9/01/2017                                                                         1,528
                       1,500      5.50% due 9/01/2018                                                                         1,604
                    ---------------------------------------------------------------------------------------------------------------
                       4,980  Saint Johns County, Florida, Ponte Vedra Utility System Revenue Bonds, 5% due 10/01/2035 (c)    5,120
                    ---------------------------------------------------------------------------------------------------------------
                              Saint Johns County, Florida, Sales Tax Revenue Bonds, Series A (b):
                       1,375      5.25% due 10/01/2028                                                                        1,446
                       1,355      5.25% due 10/01/2031                                                                        1,419
                       2,000      5.25% due 10/01/2034                                                                        2,091
                    ---------------------------------------------------------------------------------------------------------------
                              Saint Johns County, Florida, Sales Tax Revenue Bonds, Series B (b):
                       1,430      5.25% due 10/01/2027                                                                        1,505
                         840      5.25% due 10/01/2032                                                                          879
                    ---------------------------------------------------------------------------------------------------------------
                       3,500  Saint Johns County, Florida, Transportation Improvement Revenue Bonds, 5.125% due
                              10/01/2032 (b)                                                                                  3,603
                    ---------------------------------------------------------------------------------------------------------------
                       4,055  Saint Lucie County, Florida, School Board, COP, 6.25% due 7/01/2010 (c)(j)                      4,392
                    ---------------------------------------------------------------------------------------------------------------
                              Saint Lucie County, Florida, School Board, COP, Refunding (c):
                       1,495      Series A, 5.50% due 7/01/2018                                                               1,598
                       1,170      Series C, 5.50% due 7/01/2018                                                               1,250
                    ---------------------------------------------------------------------------------------------------------------
                              Saint Lucie, Florida, West Services District, Utility Revenue Bonds (a):
                       1,720      5.25% due 10/01/2034                                                                        1,807
                       4,750      5% due 10/01/2038                                                                           4,874
                    ---------------------------------------------------------------------------------------------------------------
                       3,250  Saint Lucie, Florida, West Services District, Utility Revenue Refunding Bonds, Senior Lien,
                              6% due 10/01/2022 (a)                                                                           3,500
                    ---------------------------------------------------------------------------------------------------------------

BlackRock MuniHoldings Florida Insured Fund
Schedule of Investments as of November 30, 2007 (Unaudited)       (in Thousands)

                        Face
                      Amount  Municipal Bonds                                                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
                    $  1,000  Sarasota County, Florida, Public Hospital Board, Hospital Revenue Bonds (Sarasota Memorial
                              Hospital), VRDN, Series A, 3.62% due 7/01/2037 (p)(b)                                       $   1,000
                    ---------------------------------------------------------------------------------------------------------------
                              South Florida Water Management District, COP (b):
                       4,610      5% due 10/01/2031                                                                           4,749
                      21,615      5% due 10/01/2036                                                                          22,188
                    ---------------------------------------------------------------------------------------------------------------
                       1,750  South Lake County, Florida, Hospital District Revenue Bonds (South Lake Hospital Inc.),
                              5.80% due 10/01/2034                                                                            1,787
                    ---------------------------------------------------------------------------------------------------------------
                       2,250  Sunrise, Florida, Utility System Revenue Refunding Bonds, 5.20% due 10/01/2022 (b)              2,449
                    ---------------------------------------------------------------------------------------------------------------
                       2,430  Sunrise Lakes, Florida, Phase 4 Recreation District, Refunding Bonds, GO, 5.25% due
                              8/01/2024 (b)                                                                                   2,453
                    ---------------------------------------------------------------------------------------------------------------
                              Tallahassee, Florida, Lease Revenue Bonds (Florida State University Project), Series A (a):
                       2,800      5.25% due 8/01/2023                                                                         2,894
                       1,000      5.375% due 8/01/2026                                                                        1,043
                    ---------------------------------------------------------------------------------------------------------------
                      30,335  Tampa Bay, Florida, Water Utility System Revenue Bonds, 6% due 10/01/2011 (h)(j)               33,308
                    ---------------------------------------------------------------------------------------------------------------
                       3,835  Taylor County, Florida, Sales Tax Revenue Bonds, 6% due 10/01/2010 (h)(j)                       4,118
                    ---------------------------------------------------------------------------------------------------------------
                       8,935  University of Central Florida (UCF) Athletics Association Inc., COP, Series A, 5.25% due
                              10/01/2034 (h)                                                                                  9,310
                    ---------------------------------------------------------------------------------------------------------------
                       1,500  University of North Florida, Capital Improvement Revenue Bonds (Housing Project), 5% due
                              11/01/2032 (h)                                                                                  1,560
                    ---------------------------------------------------------------------------------------------------------------
                       5,800  University of North Florida Financing Corporation, Capital Improvement Revenue Bonds
                              (Housing Project), 5% due 11/01/2037 (h)                                                        5,978
                    ---------------------------------------------------------------------------------------------------------------
                              Village Center Community Development District, Florida, Recreational Revenue Bonds,
                              Series A (a):
                      10,775      5.375% due 11/01/2034                                                                      11,443
                       1,750      5.125% due 11/01/2036                                                                       1,815
                    ---------------------------------------------------------------------------------------------------------------
                       3,000  Village Center Community Development District, Florida, Utility Revenue Bonds, 5.25% due
                              10/01/2023 (a)                                                                                  3,197
                    ---------------------------------------------------------------------------------------------------------------
                              Volusia County, Florida, IDA, Student Housing Revenue Bonds (Stetson University Project),
                              Series A (l):
                       2,075      5% due 6/01/2025                                                                            2,148
                       1,740      5% due 6/01/2035                                                                            1,778
-----------------------------------------------------------------------------------------------------------------------------------
Georgia - 1.9%         9,700  Atlanta, Georgia, Airport Passenger Facility Charge and Subordinate Lien General Revenue
                              Refunding Bonds, Series C, 5% due 1/01/2033 (c)                                                 9,934
-----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico - 1.5%     2,600  Puerto Rico Commonwealth, Public Improvement, GO, Series A, 5.25% due 7/01/2026                 2,652
                    ---------------------------------------------------------------------------------------------------------------
                       2,500  Puerto Rico Electric Power Authority, Power Revenue Bonds, Series TT, 5% due 7/01/2037          2,488
                    ---------------------------------------------------------------------------------------------------------------
                       2,725  Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities
                              Revenue Bonds (University Plaza Project), Series A, 5.625% due 7/01/2019 (a)                    2,861
-----------------------------------------------------------------------------------------------------------------------------------
                              Total Municipal Bonds (Cost - $794,179) - 151.9%                                              817,642
-----------------------------------------------------------------------------------------------------------------------------------

                              Municipal Bonds Held in Trust (f)
-----------------------------------------------------------------------------------------------------------------------------------
Florida - 19.8%       28,210  Florida State Board of Education, Lottery Revenue Bonds, Series B, 6.25% due
                              7/01/2010 (h)(j)                                                                               30,551
                    ---------------------------------------------------------------------------------------------------------------
                      28,650  Florida State Turnpike Authority, Turnpike Revenue Bonds (Department of Transportation),
                              Series A, 6.25% due 7/01/2010 (h)(j)                                                           31,028
                    ---------------------------------------------------------------------------------------------------------------
                      19,925  Lee County, Florida, Airport Revenue Bonds, AMT, Series A, 6% due 10/01/2029 (c)               21,072
                    ---------------------------------------------------------------------------------------------------------------
                      15,000  Miami-Dade County, Florida, Aviation Revenue Refunding Bonds (Miami International Airport),
                              AMT, Series A, 5% due 10/01/2040 (q)                                                           14,823
                    ---------------------------------------------------------------------------------------------------------------

BlackRock MuniHoldings Florida Insured Fund
Schedule of Investments as of November 30, 2007 (Unaudited)       (in Thousands)

                        Face
                      Amount  Municipal Bonds Held in Trust (f)                                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                    $  8,790  Santa Rosa County, Florida, School Board, COP, Revenue Refunding Bonds, Series 2, 5.25%
                              due 2/01/2031 (h)                                                                           $   9,262
-----------------------------------------------------------------------------------------------------------------------------------
                              Total Municipal Bonds Held in Trust (Cost - $104,996) - 19.8%                                 106,736
-----------------------------------------------------------------------------------------------------------------------------------

                      Shares
                        Held  Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                      27,024  CMA Florida Municipal Money Fund, 2.88% (m)(o)                                                 27,024
-----------------------------------------------------------------------------------------------------------------------------------
                              Total Short-Term Securities (Cost - $27,024) - 5.0%                                            27,024
-----------------------------------------------------------------------------------------------------------------------------------
                              Total Investments (Cost - $926,199*) - 176.7%                                                 951,402

                              Other Assets Less Liabilities - 0.6%                                                            3,161

                              Liability for Trust Certificates, Including Interest Expense Payable - (9.8%)                 (52,470)

                              Preferred Shares, at Redemption Value - (67.5%)                                              (363,537)
                                                                                                                          ---------
                              Net Assets Applicable to Common Shares - 100.0%                                             $ 538,556
                                                                                                                          =========

* The cost and unrealized appreciation (depreciation) of investments as of November 30, 2007, as computed for federal income tax purposes, were as follows:
      Aggregate cost                                                  $ 879,789
                                                                      =========
      Gross unrealized appreciation                                   $  23,050
      Gross unrealized depreciation                                      (3,334)
                                                                      ---------
      Net unrealized appreciation                                     $  19,716
                                                                      =========
(a)   MBIA Insured.
(b)   AMBAC Insured.
(c)   FSA Insured.
(d)   GNMA Collateralized.
(e)   FHLMC Collateralized.
(f) Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund may have acquired the residual interest certificates. These securities serve as collateral in a financing transaction.
(g)   FNMA/GNMA Collateralized.
(h)   FGIC Insured.
(i)   FHA Insured.
(j)   Prerefunded.
(k)   Radian Insured.
(l)   CIFG Insured.
(m) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
      --------------------------------------------------------------------------
      Affiliate                               Net Activity       Dividend Income
      --------------------------------------------------------------------------
      CMA Florida Municipal Money Fund           23,654              $113
      --------------------------------------------------------------------------
(n)   Assured Guaranty Insured.
(o)   Represents the current yield as of November 30, 2007.

BlackRock MuniHoldings Florida Insured Fund
Schedule of Investments as of November 30, 2007 (Unaudited)       (in Thousands)

(p) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.
(q)   XL Capital Insured.

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings Florida Insured Fund


By: /s/ Donald C. Burke
    --------------------------------
    Donald C. Burke,
    Chief Executive Officer of
    BlackRock MuniHoldings Florida Insured Fund

Date: January 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    --------------------------------
    Donald C. Burke,
    Chief Executive Officer (principal executive officer) of
    BlackRock MuniHoldings Florida Insured Fund

Date: January 16, 2008


By: /s/ Neal J. Andrews
    --------------------------------
    Neal J. Andrews,
    Chief Financial Officer (principal financial officer) of
    BlackRock MuniHoldings Florida Insured Fund

Date: January 16, 2008